GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expenses [Abstract]
Schedule of General and Administrative Expenses
	For the year ended 31 December
	2021	2020	2019
	U.S. dollars (in thousands)

Labor and related	5,145	3,109	2,048
Directors and officers insurance	1,370	126	-
Labor and related from a Related Company	64	42	46
Professional fees	3,476	1,983	1,114
Rent and related from a Related Company	260	168	96
Municipality and maintenance from Related Company	194	160	177
Office refreshments and others	632	414	408
Other	1,159	1,494	1,068
	12,300	7,496	4,957